GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.89%
23,254	Air Products & Chemicals Inc	$ 4,641,731
10,479	Albemarle Corp	590,701
13,400	Celanese Corp	983,426
24,662	CF Industries Holdings Inc	670,806
79,215	Dow Inc	2,316,247
79,794	DuPont de Nemours Inc	2,720,976
13,719	Eastman Chemical Co	639,031
26,488	Ecolab Inc	4,127,625
13,225	FMC Corp	1,080,350
158,963	Freeport-McMoRan Inc	1,073,000
11,502	International Flavors & Fragrances Inc(a)	1,174,124
40,661	International Paper Co	1,265,777
56,670	Linde PLC	9,803,910
27,653	LyondellBasell Industries NV Class A	1,372,418
37,661	Mosaic Co	407,492
86,685	Newmont Corp	3,925,097
32,400	Nucor Corp	1,167,048
24,768	PPG Industries Inc	2,070,605
8,667	Sherwin-Williams Co	3,982,660
		44,013,024
Communications — 15.32%
31,640	Alphabet Inc Class A(b)	36,764,098
31,565	Alphabet Inc Class C(b)	36,704,098
44,035	Amazon.com Inc(b)	85,855,920
6,000	Arista Networks Inc(b)	1,215,300
770,634	AT&T Inc	22,463,981
4,428	Booking Holdings Inc(b)	5,957,077
15,589	CDW Corp	1,453,986
102,658	CenturyLink Inc	971,145
16,562	Charter Communications Inc Class A(b)	7,226,166
447,534	Cisco Systems Inc	17,592,562
478,922	Comcast Corp Class A	16,465,338
79,881	Corning Inc	1,640,756
18,194	Discovery Inc Class A(b)	353,691
33,251	Discovery Inc Class C(b)	583,223
28,469	DISH Network Corp Class A(b)	569,095
80,150	eBay Inc	2,409,309
15,052	Expedia Group Inc	846,976
5,933	F5 Networks Inc(b)	632,636
254,615	Facebook Inc Class A(b)	42,469,782
36,038	Fox Corp Class A	851,578
15,053	Fox Corp Class B	344,413
39,365	Interpublic Group of Cos Inc	637,319
35,925	Juniper Networks Inc	687,604
17,401	Motorola Solutions Inc	2,312,941
46,233	Netflix Inc(b)	17,360,491
44,718	News Corp Class A	401,344
13,531	News Corp Class B	121,644
60,456	NortonLifeLock Inc	1,131,132
23,453	Omnicom Group Inc	1,287,570
34,213	T-Mobile US Inc(b)	2,870,471
83,624	Twitter Inc(b)	2,053,805
Shares		Fair Value
Communications — (continued)
11,129	VeriSign Inc(b)	$ 2,004,222
436,302	Verizon Communications Inc	23,442,506
58,447	ViacomCBS Inc Class B	818,842
190,143	Walt Disney Co	18,367,814
		356,868,835
Consumer, Cyclical — 7.50%
7,460	Advance Auto Parts Inc	696,167
13,595	Alaska Air Group Inc	387,050
39,004	American Airlines Group Inc	475,459
27,749	Aptiv PLC	1,366,361
2,417	AutoZone Inc(b)	2,044,782
24,528	Best Buy Co Inc	1,398,096
21,410	BorgWarner Inc	521,762
16,235	Capri Holdings Ltd(b)	175,176
17,908	CarMax Inc(b)	963,988
43,145	Carnival Corp	568,220
2,693	Chipotle Mexican Grill Inc(b)	1,762,299
21,770	Copart Inc(b)	1,491,680
46,605	Costco Wholesale Corp	13,288,484
16,162	Cummins Inc	2,187,042
12,674	Darden Restaurants Inc	690,226
61,080	Delta Air Lines Inc	1,742,612
26,858	Dollar General Corp	4,055,827
24,408	Dollar Tree Inc(b)	1,793,256
34,664	DR Horton Inc	1,178,576
61,776	Fastenal Co	1,930,500
419,435	Ford Motor Co	2,025,871
25,006	Gap Inc(a)	176,042
135,860	General Motors Co	2,823,171
15,649	Genuine Parts Co	1,053,647
34,284	Hanesbrands Inc	269,815
14,372	Harley-Davidson Inc	272,062
12,982	Hasbro Inc	928,862
30,392	Hilton Worldwide Holdings Inc	2,073,950
115,076	Home Depot Inc	21,485,840
17,872	Kohl's Corp	260,752
26,778	L Brands Inc	309,554
36,661	Las Vegas Sands Corp	1,556,993
15,214	Leggett & Platt Inc	405,910
30,147	Lennar Corp Class A	1,151,615
15,542	Live Nation Entertainment Inc(b)	706,539
34,547	LKQ Corp(b)	708,559
81,638	Lowe's Cos Inc	7,024,950
36,521	Macy's Inc(a)	179,318
29,229	Marriott International Inc Class A	2,186,621
79,447	McDonald's Corp	13,136,561
53,058	MGM Resorts International	626,084
6,514	Mohawk Industries Inc(b)	496,627
41,045	Newell Brands Inc	545,078
131,449	NIKE Inc Class B	10,876,090
12,403	Nordstrom Inc(a)	190,262
23,285	Norwegian Cruise Line Holdings Ltd(b)	255,204
354	NVR Inc(b)	909,465

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
8,150	O'Reilly Automotive Inc(b)	$ 2,453,558
36,488	PACCAR Inc	2,230,511
27,439	PulteGroup Inc	612,438
8,298	PVH Corp	312,337
4,762	Ralph Lauren Corp	318,244
38,344	Ross Stores Inc	3,334,778
17,883	Royal Caribbean Cruises Ltd	575,296
51,018	Southwest Airlines Co	1,816,751
125,479	Starbucks Corp	8,248,989
29,722	Tapestry Inc	384,900
53,458	Target Corp	4,969,990
11,983	Tiffany & Co	1,551,799
128,452	TJX Cos Inc	6,141,290
12,106	Tractor Supply Co	1,023,562
6,157	Ulta Beauty Inc(b)	1,081,785
21,547	Under Armour Inc Class A(b)	198,448
21,954	Under Armour Inc Class C(b)	176,949
22,823	United Airlines Holdings Inc(b)	720,066
34,273	VF Corp	1,853,484
79,093	Walgreens Boots Alliance Inc	3,618,505
149,653	Walmart Inc	17,003,574
6,548	Whirlpool Corp	561,818
4,699	WW Grainger Inc	1,167,702
10,795	Wynn Resorts Ltd	649,751
32,580	Yum! Brands Inc	2,232,707
		174,592,237
Consumer, Non-Cyclical — 22.91%
186,450	Abbott Laboratories	14,712,769
156,007	AbbVie Inc	11,886,173
4,863	ABIOMED Inc(b)	705,913
23,835	Alexion Pharmaceuticals Inc(b)	2,140,145
7,725	Align Technology Inc(b)	1,343,764
34,645	Allergan PLC	6,135,630
198,571	Altria Group Inc	7,678,741
16,191	AmerisourceBergen Corp	1,432,903
62,682	Amgen Inc	12,707,522
26,749	Anthem Inc	6,073,093
58,623	Archer-Daniels-Midland Co	2,062,357
45,647	Automatic Data Processing Inc	6,239,032
8,934	Avery Dennison Corp	910,107
54,165	Baxter International Inc	4,397,656
28,599	Becton Dickinson and Co	6,571,192
19,035	Biogen Inc(b)	6,022,293
146,958	Boston Scientific Corp(b)	4,795,240
247,297	Bristol-Myers Squibb Co	13,784,335
19,720	Brown-Forman Corp Class B	1,094,657
16,639	Campbell Soup Co	768,056
31,504	Cardinal Health Inc	1,510,302
61,272	Centene Corp(b)	3,640,169
26,432	Church & Dwight Co Inc	1,696,406
39,481	Cigna Corp	6,995,244
9,093	Cintas Corp	1,575,089
13,518	Clorox Co	2,341,993
406,790	Coca-Cola Co	18,000,457
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
91,252	Colgate-Palmolive Co	$ 6,055,483
52,418	Conagra Brands Inc	1,537,944
17,534	Constellation Brands Inc Class A	2,513,674
5,339	Cooper Cos Inc	1,471,802
78,199	Corteva Inc	1,837,677
30,606	Coty Inc Class A	157,927
138,081	CVS Health Corp	8,192,346
67,439	Danaher Corp	9,334,232
8,663	DaVita Inc(b)	658,908
22,482	DENTSPLY SIRONA Inc	872,976
22,323	Edwards Lifesciences Corp(b)	4,210,564
89,134	Eli Lilly & Co	12,364,668
12,560	Equifax Inc	1,500,292
23,723	Estee Lauder Cos Inc Class A	3,780,023
9,437	FleetCor Technologies Inc(b)	1,760,378
9,232	Gartner Inc(b)	919,230
63,696	General Mills Inc	3,361,238
133,465	Gilead Sciences Inc	9,977,843
31,778	Global Payments Inc	4,583,341
20,857	H&R Block Inc	293,667
28,496	HCA Healthcare Inc	2,560,366
16,487	Henry Schein Inc(b)	832,923
15,876	Hershey Co	2,103,570
28,882	Hologic Inc(b)	1,013,758
29,295	Hormel Foods Corp	1,366,319
14,031	Humana Inc	4,406,015
9,239	IDEXX Laboratories Inc(b)	2,238,055
43,191	IHS Markit Ltd	2,591,460
15,508	Illumina Inc(b)	4,235,545
19,256	Incyte Corp(b)	1,410,117
12,182	Intuitive Surgical Inc(b)	6,032,648
18,839	IQVIA Holdings Inc(b)	2,031,975
12,286	JM Smucker Co	1,363,746
278,039	Johnson & Johnson	36,459,254
25,855	Kellogg Co	1,551,041
36,165	Kimberly-Clark Corp	4,624,419
67,083	Kraft Heinz Co	1,659,633
86,386	Kroger Co	2,601,946
10,459	Laboratory Corp of America Holdings(b)	1,321,913
16,217	Lamb Weston Holdings Inc	925,991
4,239	MarketAxess Holdings Inc	1,409,764
13,311	McCormick & Co Inc	1,879,646
17,130	McKesson Corp	2,317,004
141,403	Medtronic PLC	12,751,723
268,587	Merck & Co Inc	20,665,084
21,327	Molson Coors Beverage Co Class B	831,966
152,337	Mondelez International Inc Class A	7,629,037
39,715	Monster Beverage Corp(b)	2,234,366
17,472	Moody's Corp	3,695,328
57,313	Mylan NV(b)	854,537
35,250	Nielsen Holdings PLC	442,035
123,871	PayPal Holdings Inc(b)	11,859,410
147,105	PepsiCo Inc	17,667,311
13,933	Perrigo Co PLC	670,038

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
583,818	Pfizer Inc	$ 19,055,820
164,136	Philip Morris International Inc	11,975,363
263,083	Procter & Gamble Co	28,939,130
16,565	Quanta Services Inc	525,607
13,834	Quest Diagnostics Inc	1,110,870
8,375	Regeneron Pharmaceuticals Inc(b)	4,089,429
14,992	ResMed Inc	2,208,172
12,663	Robert Half International Inc	478,028
14,920	Rollins Inc	539,209
25,943	S&P Global Inc	6,357,332
9,478	STERIS PLC	1,326,636
33,968	Stryker Corp	5,655,332
54,131	Sysco Corp	2,469,998
4,987	Teleflex Inc	1,460,493
42,303	Thermo Fisher Scientific Inc	11,997,131
31,115	Tyson Foods Inc Class A	1,800,625
8,096	United Rentals Inc(b)	833,078
99,947	UnitedHealth Group Inc	24,924,783
8,653	Universal Health Services Inc Class B	857,339
10,121	Varian Medical Systems Inc(b)	1,039,022
17,164	Verisk Analytics Inc	2,392,318
27,411	Vertex Pharmaceuticals Inc(b)	6,522,447
22,407	Zimmer Biomet Holdings Inc	2,264,900
50,247	Zoetis Inc	5,913,569
		533,580,025
Energy — 2.58%
41,472	Apache Corp	173,353
65,862	Baker Hughes Co	691,551
42,139	Cabot Oil & Gas Corp	724,369
199,476	Chevron Corp	14,454,031
21,393	Concho Resources Inc	916,690
116,122	ConocoPhillips	3,576,558
38,218	Devon Energy Corp	264,086
17,234	Diamondback Energy Inc	451,531
62,482	EOG Resources Inc	2,244,353
446,356	Exxon Mobil Corp	16,948,137
94,550	Halliburton Co	647,668
12,915	Helmerich & Payne Inc	202,120
27,897	Hess Corp	928,970
15,993	HollyFrontier Corp	391,988
207,061	Kinder Morgan Inc	2,882,289
90,905	Marathon Oil Corp	299,078
69,941	Marathon Petroleum Corp	1,652,006
41,559	National Oilwell Varco Inc	408,525
47,426	Noble Energy Inc	286,453
96,222	Occidental Petroleum Corp(a)	1,114,251
43,408	ONEOK Inc	946,729
46,812	Phillips 66	2,511,464
17,843	Pioneer Natural Resources Co	1,251,687
145,823	Schlumberger Ltd	1,967,152
46,610	TechnipFMC PLC	314,151
43,533	Valero Energy Corp	1,974,657
Shares		Fair Value
Energy — (continued)
132,092	Williams Cos Inc	$ 1,869,102
		60,092,949
Financial — 15.25%
77,765	Aflac Inc	2,662,674
12,403	Alexandria Real Estate Equities Inc REIT	1,699,955
4,244	Alliance Data Systems Corp	142,811
34,175	Allstate Corp	3,134,873
71,566	American Express Co	6,126,765
93,353	American International Group Inc	2,263,810
47,067	American Tower Corp REIT	10,248,839
13,914	Ameriprise Financial Inc	1,425,907
24,700	Aon PLC	4,076,488
16,575	Apartment Investment & Management Co REIT Class A	582,611
19,988	Arthur J Gallagher & Co	1,629,222
6,011	Assurant Inc	625,685
14,598	AvalonBay Communities Inc REIT	2,148,388
854,038	Bank of America Corp	18,131,227
90,392	Bank of New York Mellon Corp	3,044,402
206,940	Berkshire Hathaway Inc Class B(b)	37,834,840
12,490	BlackRock Inc	5,495,225
15,516	Boston Properties Inc REIT	1,431,041
50,164	Capital One Financial Corp	2,529,269
11,314	Cboe Global Markets Inc	1,009,774
35,163	CBRE Group Inc Class A(b)	1,325,997
121,120	Charles Schwab Corp	4,072,054
47,986	Chubb Ltd	5,359,556
16,365	Cincinnati Financial Corp	1,234,739
230,314	Citigroup Inc	9,700,826
47,206	Citizens Financial Group Inc	887,945
37,896	CME Group Inc	6,552,597
14,293	Comerica Inc	419,357
44,176	Crown Castle International Corp REIT	6,379,014
27,971	Digital Realty Trust Inc REIT	3,885,452
33,764	Discover Financial Services	1,204,362
37,499	Duke Realty Corp REIT	1,214,218
23,709	E*TRADE Financial Corp	813,693
8,996	Equinix Inc REIT	5,618,632
37,836	Equity Residential REIT	2,334,860
7,117	Essex Property Trust Inc REIT	1,567,448
4,304	Everest Re Group Ltd	828,176
13,145	Extra Space Storage Inc REIT	1,258,765
7,211	Federal Realty Investment Trust REIT	538,013
76,438	Fifth Third Bancorp	1,135,104
18,151	First Republic Bank	1,493,464
31,416	Franklin Resources Inc	524,333
11,066	Globe Life Inc	796,420

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
33,700	Goldman Sachs Group Inc	$ 5,209,683
39,024	Hartford Financial Services Group Inc	1,375,206
54,399	Healthpeak Properties Inc REIT	1,297,416
77,249	Host Hotels & Resorts Inc REIT	852,829
105,118	Huntington Bancshares Inc	863,019
59,274	Intercontinental Exchange Inc	4,786,375
41,439	Invesco Ltd	376,266
29,957	Iron Mountain Inc REIT	712,977
330,882	JPMorgan Chase & Co	29,789,306
105,116	KeyCorp	1,090,053
47,059	Kimco Realty Corp REIT	455,060
19,987	Lincoln National Corp	526,058
28,253	Loews Corp	984,052
14,214	M&T Bank Corp	1,470,154
53,240	Marsh & McLennan Cos Inc	4,603,130
93,651	Mastercard Inc Class A	22,622,335
84,209	MetLife Inc	2,574,269
12,287	Mid-America Apartment Communities Inc REIT	1,265,930
124,006	Morgan Stanley	4,216,204
11,768	Nasdaq Inc	1,117,372
22,617	Northern Trust Corp	1,706,679
45,675	People's United Financial Inc	504,709
46,225	PNC Financial Services Group Inc	4,424,657
27,816	Principal Financial Group Inc	871,753
61,523	Progressive Corp	4,542,858
77,881	Prologis Inc REIT	6,259,296
42,512	Prudential Financial Inc	2,216,576
15,869	Public Storage REIT	3,151,742
13,861	Raymond James Financial Inc	876,015
35,405	Realty Income Corp REIT	1,765,293
18,576	Regency Centers Corp REIT	713,876
102,604	Regions Financial Corp	920,358
11,877	SBA Communications Corp REIT	3,206,434
33,023	Simon Property Group Inc REIT	1,811,642
8,781	SL Green Realty Corp REIT	378,461
39,167	State Street Corp	2,086,426
5,251	SVB Financial Group(b)	793,321
63,255	Synchrony Financial	1,017,773
25,170	T Rowe Price Group Inc	2,457,850
27,802	Travelers Cos Inc	2,762,129
141,665	Truist Financial Corp	4,368,949
30,131	UDR Inc REIT	1,100,987
19,394	Unum Group	291,104
151,078	US Bancorp	5,204,637
39,038	Ventas Inc REIT	1,046,218
180,589	Visa Inc Class A	29,096,500
17,887	Vornado Realty Trust REIT	647,688
406,018	Wells Fargo & Co	11,652,716
42,710	Welltower Inc REIT	1,955,264
42,200	Western Union Co	765,086
Shares		Fair Value
Financial — (continued)
80,434	Weyerhaeuser Co REIT	$ 1,363,356
13,849	Willis Towers Watson PLC	2,352,253
16,176	WR Berkley Corp	843,902
16,760	Zions Bancorp NA	448,498
		355,181,531
Industrial — 7.91%
60,663	3M Co	8,281,106
33,680	Agilent Technologies Inc	2,412,162
9,472	Allegion PLC	871,613
176,264	Amcor PLC	1,431,264
24,622	AMETEK Inc	1,773,276
31,935	Amphenol Corp Class A	2,327,423
14,763	AO Smith Corp	558,189
34,318	Ball Corp	2,219,002
56,402	Boeing Co	8,411,794
58,423	Caterpillar Inc	6,779,405
13,644	CH Robinson Worldwide Inc	903,233
82,035	CSX Corp	4,700,606
33,217	Deere & Co	4,589,261
15,646	Dover Corp	1,313,325
43,611	Eaton Corp PLC	3,388,139
65,613	Emerson Electric Co	3,126,459
18,223	Expeditors International of Washington Inc	1,215,839
25,855	FedEx Corp	3,135,177
14,462	FLIR Systems Inc	461,193
12,851	Flowserve Corp	307,010
31,829	Fortive Corp	1,756,643
15,031	Fortune Brands Home & Security Inc	650,091
14,729	Garmin Ltd	1,104,086
24,919	General Dynamics Corp	3,297,033
931,509	General Electric Co	7,396,182
75,379	Honeywell International Inc	10,084,956
39,626	Howmet Aerospace Inc(b)	636,394
4,385	Huntington Ingalls Industries Inc	798,991
8,042	IDEX Corp	1,110,681
30,855	Illinois Tool Works Inc	4,385,113
37,772	Ingersoll Rand Inc(b)	936,748
14,007	Jacobs Engineering Group Inc	1,110,335
9,502	JB Hunt Transport Services Inc	876,370
83,092	Johnson Controls International PLC	2,240,160
10,791	Kansas City Southern	1,372,399
20,205	Keysight Technologies Inc(b)	1,690,754
23,322	L3Harris Technologies Inc	4,200,759
26,290	Lockheed Martin Corp	8,910,996
6,733	Martin Marietta Materials Inc	1,274,086
30,602	Masco Corp	1,057,911
2,315	Mettler-Toledo International Inc(b)	1,598,531
27,579	Norfolk Southern Corp	4,026,534
16,711	Northrop Grumman Corp	5,055,913

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
9,801	Old Dominion Freight Line Inc	$ 1,286,479
10,000	Packaging Corp of America	868,300
13,981	Parker-Hannifin Corp	1,813,755
18,571	Pentair PLC	552,673
11,100	PerkinElmer Inc	835,608
29,094	Raytheon Co	3,815,678
22,689	Republic Services Inc	1,703,036
12,292	Rockwell Automation Inc	1,854,986
11,209	Roper Technologies Inc	3,495,078
18,276	Sealed Air Corp	451,600
5,715	Snap-on Inc	621,906
16,496	Stanley Black & Decker Inc	1,649,600
36,028	TE Connectivity Ltd	2,269,043
22,775	Textron Inc	607,409
25,807	Trane Technologies PLC	2,131,400
5,238	TransDigm Group Inc	1,677,155
73,235	Union Pacific Corp	10,329,064
74,359	United Parcel Service Inc Class B	6,946,618
85,589	United Technologies Corp	8,073,610
14,257	Vulcan Materials Co	1,540,754
41,129	Waste Management Inc	3,806,900
6,941	Waters Corp(b)	1,263,609
19,615	Westinghouse Air Brake Technologies Corp	944,070
27,471	Westrock Co	776,330
18,676	Xylem Inc	1,216,368
		184,308,171
Technology — 20.52%
66,995	Accenture PLC Class A	10,937,604
81,499	Activision Blizzard Inc	4,847,560
51,067	Adobe Inc(b)	16,251,562
119,994	Advanced Micro Devices Inc(b)	5,457,327
17,406	Akamai Technologies Inc(b)	1,592,475
38,935	Analog Devices Inc	3,490,523
8,929	ANSYS Inc(b)	2,075,725
441,717	Apple Inc	112,324,216
97,450	Applied Materials Inc	4,465,159
23,212	Autodesk Inc(b)	3,623,393
41,846	Broadcom Inc	9,921,687
11,867	Broadridge Financial Solutions Inc	1,125,348
30,223	Cadence Design Systems Inc(b)	1,995,927
32,834	Cerner Corp	2,068,214
12,643	Citrix Systems Inc	1,789,617
58,979	Cognizant Technology Solutions Corp Class A	2,740,754
25,431	DXC Technology Co	331,874
31,449	Electronic Arts Inc(b)	3,150,246
65,187	Fidelity National Information Services Inc	7,929,347
60,647	Fiserv Inc(b)	5,760,858
14,730	Fortinet Inc(b)	1,490,234
Shares		Fair Value
Technology — (continued)
135,458	Hewlett Packard Enterprise Co	$ 1,315,297
159,621	HP Inc	2,771,020
458,900	Intel Corp	24,835,668
93,430	International Business Machines Corp	10,364,190
27,557	Intuit Inc	6,338,110
4,171	IPG Photonics Corp(b)	459,978
8,116	Jack Henry & Associates Inc	1,259,928
16,533	KLA Corp	2,376,453
15,627	Lam Research Corp	3,750,480
14,334	Leidos Holdings Inc	1,313,711
29,148	Maxim Integrated Products Inc	1,416,884
25,821	Microchip Technology Inc(a)	1,750,664
116,983	Micron Technology Inc(b)	4,920,305
806,929	Microsoft Corp	127,260,773
9,125	MSCI Inc	2,636,760
24,583	NetApp Inc	1,024,865
64,563	NVIDIA Corp	17,018,807
228,550	Oracle Corp	11,045,821
33,190	Paychex Inc	2,088,315
5,399	Paycom Software Inc(b)	1,090,652
12,514	Qorvo Inc(b)	1,009,004
121,517	QUALCOMM Inc	8,220,625
93,574	salesforce.com Inc(b)	13,472,784
24,902	Seagate Technology PLC	1,215,218
19,897	ServiceNow Inc(b)	5,702,082
18,352	Skyworks Solutions Inc	1,640,302
16,310	Synopsys Inc(b)	2,100,565
11,473	Take-Two Interactive Software Inc(b)	1,360,812
98,614	Texas Instruments Inc	9,854,497
32,035	Western Digital Corp	1,333,297
18,024	Xerox Holdings Corp	341,375
27,517	Xilinx Inc	2,144,675
5,973	Zebra Technologies Corp Class A(b)	1,096,643
		477,900,210
Utilities — 3.47%
73,713	AES Corp	1,002,497
26,539	Alliant Energy Corp	1,281,568
26,612	Ameren Corp	1,938,152
52,224	American Electric Power Co Inc	4,176,876
18,858	American Water Works Co Inc	2,254,662
13,205	Atmos Energy Corp	1,310,332
54,097	CenterPoint Energy Inc	835,799
29,166	CMS Energy Corp	1,713,503
35,107	Consolidated Edison Inc	2,738,346
86,831	Dominion Energy Inc	6,268,330
20,758	DTE Energy Co	1,971,387
77,730	Duke Energy Corp	6,286,802
38,625	Edison International	2,116,264
20,757	Entergy Corp	1,950,535
23,908	Evergy Inc	1,316,135

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Utilities — (continued)
34,075	Eversource Energy	$ 2,665,006
103,163	Exelon Corp	3,797,430
56,211	FirstEnergy Corp	2,252,375
51,563	NextEra Energy Inc	12,407,089
41,389	NiSource Inc	1,033,483
28,471	NRG Energy Inc	776,119
12,449	Pinnacle West Capital Corp	943,510
78,612	PPL Corp	1,940,144
53,246	Public Service Enterprise Group Inc	2,391,278
29,751	Sempra Energy	3,361,565
110,636	Southern Co	5,989,833
33,020	WEC Energy Group Inc	2,910,053
55,049	Xcel Energy Inc	3,319,455
		80,948,528
TOTAL COMMON STOCK — 97.35% (Cost $1,480,414,802)		$2,267,485,510
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.20%
$1,113,250	Undivided interest of 1.79% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $1,113,250 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(c)	1,113,250
1,113,250	Undivided interest of 1.79% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $1,113,250 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(c)	1,113,250
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,113,250	Undivided interest of 1.84% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $1,113,250 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(c)	$ 1,113,250
234,367	Undivided interest of 5.02% in a repurchase agreement (principal amount/value $4,098,858 with a maturity value of $4,098,860) with Credit Agricole Securities (USA) Inc., 0.02%, dated 3/31/20 to be repurchased at $234,367 on 4/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 10/20/39 - 11/1/49, with a value of $4,180,835.(c)	234,367
1,113,250	Undivided interest of 8.92% in a repurchase agreement (principal amount/value $12,483,510 with a maturity value of $12,483,513) with Bank of America Securities Inc, 0.01%, dated 3/31/20 to be repurchased at $1,113,250 on 4/1/20 collateralized by Government National Mortgage Association securities, 3.00% - 3.50%, 12/20/49 - 3/20/50, with a value of $12,733,180.(c)	1,113,250
TOTAL SHORT TERM INVESTMENTS — 0.20% (Cost $4,687,367)		$4,687,367
TOTAL INVESTMENTS — 97.55% (Cost $1,485,102,169)		$2,272,172,877
OTHER ASSETS & LIABILITIES, NET — 2.45%		$56,980,182
TOTAL NET ASSETS — 100.00%		$2,329,153,059

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
(a)	All or a portion of the security is on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500 Emini Futures	490	USD	62,957,650	June 2020	$5,689,515
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 31, 2020

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 272 futures contracts for the reporting period.

March 31, 2020